Schedule of Future Amortization of Intangible Assets (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of fiscal year	$ 5,315,160
Year one	6,603,585	$ 7,533,227
Year two	6,603,585	6,990,001
Year three	5,546,899	6,990,001
Year four	632,591	5,870,261
Year five		665,547
Thereafter	2,170,112	2,297,452
Total	$ 26,871,932	$ 30,346,489	$ 45,772,555